Huntington U.S. Treasury Money Market Fund | Summary, Huntington Funds

THE HUNTINGTON FUNDS

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

SUPPLEMENT DATED JANUARY 6, 2012 TO THE PROSPECTUS DATED MAY 2, 2011 (CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON U.S. TREASURY MONEY MARKET FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 15 WITH THE FOLLOWING:

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.